Related Parties - Additional Information (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	May 28, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Unfunded commitments to extend credit and related interest		$ 1,600,000		$ 1,500,000
Aggregate amount of deposit accounts		499,000		374,000
Subordinated Debt Due May 2025
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 7,000,000	$ 7,000,000	$ 7,000,000
Debt instrument, coupon percentage	6.50%	6.50%	6.50%
Amount owed to related parties		$ 291,000
Key Employees
Related Party Transaction [Line Items]
Loans and Leases Receivable Related Parties		$ 2,570,000		$ 2,874,000
Related Parties | Subordinated Debt Due May 2025
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 285,000